Shareholder Fees - ERShares Private-Public Crossover ETF - ERShares Private-Public Crossover ETF Shares	Oct. 28, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]

[1]	A variable redemption/transaction fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the redemption transaction may be imposed on redemptions to protect the Fund and its shareholders from the dilutive costs associated with frequent creation and redemption activity.